Related Parties (Tables)	12 Months Ended
Dec. 31, 2022
Southland Holdings [Member]
Schedule of related party transactions

(Amounts in thousands)		As of
Description	Balance sheet classification	December 31, 2022	December 31, 2021
Accounts receivable from employees	Accounts receivable, net	$181	$177
Accounts receivable from officers(1)	Accounts receivable, net	2,712	2,693
Accounts receivable from related parties	Accounts receivable, net	1,347	1,347
Accounts receivable from the preferred stockholders	Other noncurrent assets	645	128
Notes payable due to Southland Holdings Members	Long-term debt	9,069	8,912
Amounts due to collaborative arrangement	Accrued liabilities	18,534	19,030
Total related party transactions		$32,488	$32,287